7 INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 25,000	$ 139,750
Intangible assets of acquisition		1,100,000
Cost of building an App		$ 524,741
Capitalized intangible assets	3,279,263		$ 9,533,867
Accumulated amortization	(164,750)		(174,296)
Total intangible assets	$ 3,114,513		$ 9,359,571